Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating
Net earnings	$ 271,650	$ 62,258
Adjustments:
Accretion	31,219	26,971
Depletion and depreciation	609,056	491,683
Gain on business combinations	(128,208)	0
Unrealized (gain) loss on derivative instruments	(109,326)	1,062
Equity based compensation	60,746	61,579
Unrealized foreign exchange loss (gain)	63,243	(71,742)
Unrealized other expense	801	637
Deferred taxes	39,471	30,117
Asset retirement obligations settled	(15,765)	(9,334)
Changes in non-cash operating working capital	(6,876)	665
Cash flows from operating activities	816,011	593,896
Investing
Drilling and development	(503,842)	(290,593)
Exploration and evaluation	(14,372)	(29,856)
Acquisitions	(276,308)	(27,637)
Changes in non-cash investing working capital	55,491	407
Cash flows used in investing activities	(739,031)	(347,679)
Financing
Borrowings (repayments) on the revolving credit facility	251,155	(450,646)
Issuance of senior unsecured notes	0	391,906
Payments on lease obligations	(18,884)	(4,874)
Cash dividends	(330,194)	(200,074)
Cash flows used in financing activities	(97,923)	(263,688)
Foreign exchange gain on cash held in foreign currencies	1,191	1,257
Net change in cash and cash equivalents	(19,752)	(16,214)
Cash and cash equivalents, beginning of year	46,561	62,775
Cash and cash equivalents, end of year	26,809	46,561
Supplementary information for cash flows from operating activities
Interest paid	70,049	49,721
Income taxes paid	$ 45,228	$ 29,265